SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net earnings per share (Note 17):
Weighted average ordinary shares outstanding, beginning balance		94,012,752	91,366,235	87,777,553
Change in shares restricted stock issuance		500	32,868	87,905
Weighted average ordinary shares outstanding, restricted stock issuance		468	28,005	74,900
Change in shares restricted stock issuance one		22,440	279,493	316,781
Weighted average ordinary shares outstanding, restricted stock issuance one		20,411	222,063	251,689
Change in shares restricted stock issuance two		250	74,000	288,329
Weighted average ordinary shares outstanding, restricted stock issuance two		212	58,592	227,503
Change in shares restricted stock issuance three		333
Weighted average ordinary shares outstanding, restricted stock issuance three		278	191,522	92,166
Change in shares restricted stock issuance four		247,286
Weighted average ordinary shares outstanding, restricted stock issuance four		196,474	249,081	575
Change in shares restricted stock issuance five		578,436
Weighted average ordinary shares outstanding, restricted stock issuance five		457,995	19,290
Change in shares restricted stock issuance six		666
Weighted average ordinary shares outstanding, restricted stock issuance six		480
Change in shares restricted stock issuance seven		40,000
Weighted average ordinary shares outstanding, restricted stock issuance seven		23,342
Change in shares restricted stock issuance eight		1,484
Weighted average ordinary shares outstanding, restricted stock issuance eight		781
Change in shares restricted stock issuance nine		92,250
Weighted average ordinary shares outstanding, restricted stock issuance nine		35,131
Weighted average ordinary shares outstanding, ending balance		94,748,324	92,962,048	91,043,830
Change in shares restricted stock issuance three			242,727	242,017
Change in shares restricted stock issuance four			316,775	5,000
Change in shares, ordinary share consideration			1,650,000	2,237,000	[1]
Weighted average ordinary shares outstanding, ordinary share consideration			827,260	2,237,000	[1]
Change in shares restricted stock Issuance five			50,654
Change in shares additional earn out shares	[2]			145,039
Weighted average ordinary shares outstanding additional earnout shares	[2]			145,039
Change in shares contingently issuable shares contingency resolved	[3]			150,434
Weighted average ordinary shares outstanding contingently issuable shares	[3]			150,434
Change in shares contingently issuable shares contingency resolved, one	[3]			113,215
Weighted average ordinary shares outstanding contingently issuable shares one	[3]			85,299
Change in shares contingently issuable share contingency resolved	[3]			2,962
Weighted average ordinary shares outstanding contingently issuable share	[3]			1,672

[1]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares issued in the quarter ended March 31, 2021, pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since June 1, 2020.
[2]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 145,039 shares, relating to the quarter ended March 31, 2021, issuance of Additional Earn-Out Shares pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since December 31, 2020.
[3]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 266,611 shares, relating primarily to the actual/expected 2021 issuance of Customer Receivables Earn-Out Shares pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since the conditions for issuance were satisfied.